DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The following description of the Jack Henry & Associates, Inc. 401(k) Retirement Savings Plan (the “Plan”) provides only general information. Participants should refer to the plan document for a more complete description of the Plan’s provisions.
General - The Plan is a defined contribution 401(k) plan benefiting Jack Henry & Associates, Inc. (the “Company”) employees. Effective January 1, 2025 the Plan was restated to adopt a non standardized employee stock ownership pre-approved plan mentioned in Note 7. An eligible employee must have attained the age of 18 and completed 30 days of service to be a participant. Through June 30, 2024, participants were eligible to receive safe harbor company matching contributions (“Safe Harbor Contributions”) after six months of service. Beginning July 1, 2024, the Plan was amended to allow safe harbor matching contributions after 30 days of service. Additionally, the Company may make a Company discretionary contribution to all eligible employees who meet the same minimum service requirement as the Safe Harbor Contributions, and the Company may also make an applicable qualified non-elective contribution ("QNEC") to each non-highly compensated employee, actively employed on the last day of the Plan year, who has completed a year of service (1000 hours of service), if otherwise required under the Plan (such as in the event of "Top-Heavy Contributions"). The Company is the Plan Administrator. The Plan's trustee is Empower Trust Company, LLC. Effective March 2, 2024, the Plan was converted from Prudential's recordkeeping system to Empower's recordkeeping system. The Plan Administrator holds and invests the Plan’s investments in accordance with the direction of the Plan Administrator and terms of the Plan document. The Plan is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").
The Plan also provides participants the ability to directly invest in Jack Henry & Associates, Inc. common stock. Participants are provided the option of receiving a direct cash distribution of any dividends paid on such stock held in participant elective contribution accounts and, if they are 100% vested as of the dividend record date, the Company matches those contribution accounts. Dividends paid on Company stock are automatically reinvested, unless cash distribution was elected.
Contributions - The Plan provides for an automatic deferral of 5% of compensation for new participants, when no other election is made. In addition, all participants in the Plan who make no other election will have their deferral rate automatically increased 1% on the first day of each Plan year, up to a maximum of 15%. The automatic escalation percentage increased 1% each January 1st, until the maximum percentage of compensation under the eligible automatic contribution arrangement, or the automatic contribution arrangement, or the automatic escalation feature, reached 15% effective January 1, 2025. The Plan also allows post-tax “Roth” deferrals by participants. Participants may elect to defer applicable salary and compensation amounts into the Plan, up to the maximum contribution allowable under section 401(k) of the Internal Revenue Code ("IRC"). The total amount that a participant could elect to contribute to the Plan on a pre-tax basis in 2025 could not exceed $23,500. If a participant reached age 50 by December 31, 2025, the participant is also able to contribute an additional $7,500 “catch up” contribution to the Plan on a pre-tax basis.
Effective January 1, 2025, the Plan adopted provisions of the SECURE 2.0 Act to make “super-catch-up contributions” available to employees who reach ages 60, 61, 62 or 63 during the year.
Those employees may increase the catch-up contribution limit to the greater of: (a) $10,000 (indexed for cost-of-living increases starting in 2026); or (b) 150% of the regular age 50 catch-up contribution limit (which is already separately indexed for cost-of-living increases). Those who reach age 64 will automatically be put back into the age 50 catch up group.
The Plan provides a plan sponsor safe harbor match of 100% of participant contributions up to a maximum of 5% of the participant’s annual eligible compensation. In addition to the Company matching contributions, the Company may make other discretionary contributions, as well as Company QNEC contributions equal to a uniform percentage of each participant’s eligible compensation, which is determined each year by the Company. No Company discretionary or other QNEC contributions were made in 2025.
Participant Accounts - Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contributions, Safe Harbor Contributions, Company QNEC or Top-Heavy Contributions, and/or allocations of Plan investment earnings, and charged with withdrawals and an allocation of Plan investment gains or losses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Investments - Participants direct the investment of their contributions and Company contributions into various investment options offered by the Plan. The Plan currently offers Jack Henry & Associates, Inc. common stock, mutual funds, pooled separate accounts, collective trusts, and a Custom Stable Value Fund (the "Fund"), as investment options for participants.
Vesting - Participants are vested immediately in their voluntary contributions, Safe Harbor Contributions, and the earnings on these contributions. Vesting in the Company non-elective contribution is based on years of service with an employee vesting 20% after two years of service and subsequently vesting 20% each year until becoming fully vested with six years of continuous service.
Notes Receivable from Participants - Participants may borrow, as defined in the Plan, from their fund accounts a minimum amount of $1,000 up to the lesser of (1) $50,000 less the amount of highest outstanding note balance in the previous 12 months or (2) 50% of their vested account balances. Note terms range from one to five years, unless the note is to be used to purchase the participant’s principal residence, in which case the term may extend beyond five years. The notes are secured by the balance in the participant’s account and bear interest at a rate as defined by the Plan (ranging from 3.25% to 9.50% and 3.25% to 9.50% as of December 31, 2025, and 2024, respectively). At December 31, 2025 outstanding notes had maturity dates to 2035. Principal and interest are paid through payroll deductions.
Payment of Benefits - Upon termination of service due to death, disability, or retirement, a participant or beneficiary may elect to receive a lump-sum amount equal to the value of his or her account as soon as administratively feasible following the date on which a distribution is requested or is otherwise payable. A participant or beneficiary may also elect to receive the value of his or her account in installment payments or have the balance rolled over into an individual retirement account. Certain in-service withdrawals are also allowed.
Forfeited Accounts - At December 31, 2025, and 2024, forfeited nonvested accounts totaled $161,017 and $143,291, respectively. These accounts are used first to reinstate participant account balances, then to offset Plan expenses. During the years ended December 31, 2025, and 2024, no forfeited amounts were used to reduce Company contributions. Forfeitures are restored when a participant is rehired and had previously forfeited any fund balance in the Company contribution account, including any applicable QNEC source.